Supplement to the
Fidelity® New York Municipal Income Fund
Class A, Class T, Class B and Class C
March 31, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Mark Sommer (co-manager) has managed the fund since June 2002.

Cormac Cullen (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since June 2002. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ASNM-16-03 1.777517.126	December 1, 2016

Supplement to the
Fidelity® New York Municipal Income Fund
Class I
March 31, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Mark Sommer (co-manager) has managed the fund since June 2002.

Cormac Cullen (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is portfolio manager of the fund, which he has managed since June 2002. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ASNMI-16-02 1.777518.122	December 1, 2016

Supplement to the
Fidelity® New York Municipal Income Fund
March 31, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Mark Sommer (co-manager) has managed the fund since June 2002.

Cormac Cullen (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since June 2002. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

NFY-16-02 1.790585.115	December 1, 2016